Document and Entity Information	Jan. 10, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 10, 2025
Entity Registrant Name	Vincerx Pharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39244
Entity Tax Identification Number	83-3197402
Entity Address Address Line 1	1825 S. Grant Street
Entity Address City Or Town	San Mateo
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94402
City Area Code	650
Local Phone Number	800-6676
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	VINC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001796129
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	260 Sheridan Avenue
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94306